Finance Costs (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Finance Costs
	2020	2019
Interest expense
Short-term debt	50	87
Long-term debt	392	387
Lease liabilities (Note 19)	34	34
COVID-19 related	19	-
Unwinding of discount on asset retirement obligations (Note 22)	33	54
Interest on net defined benefit pension and other post-retirement plan obligations (Note 21)	13	15
Borrowing costs capitalized to property, plant and equipment	(20)	(18)
Interest income	(1)	(5)
	520	554